Financial Assets at Fair Value Through Other Comprehensive Income - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets at fair value through other comprehensive income [abstract]
Proceeds from sale of shares	$ 628,700	$ 10	$ 873,500
Unrealized gain (loss) on investments in equity instruments at fair value through other comprehensive income	186,000	(109,000)	$ 156,800
Cumulative loss allowance for expected credit loss	$ 33,200	$ 32,500